Commitments and Contingencies - Gross Held-to-Maturity Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Held-to-maturity Securities [Abstract]
Less: Outside working interest owners share, Amortized Cost	$ (61,884)	$ (64,305)
Amortized Cost	66,373	68,970
Less: Outside working interest owners share, Unrealized Gain (loss)	(45)
Unrealized Gain (loss)	48
Less: Outside working interest owners share, Fair Market Value	(61,929)
Fair Market Value	66,421
US Treasury Notes Securities [Member]
Held-to-maturity Securities [Abstract]
Amortized Cost	23,073
Unrealized Gain (loss)	93
Fair Market Value	23,166
Money Market Funds [Member]
Held-to-maturity Securities [Abstract]
Amortized Cost	105,184	133,275
Fair Market Value	$ 105,184